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As filed with the Securities and Exchange Commission on January 21, 2005
                                                 Securities Act File No. 33-8021

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
     PRE-EFFECTIVE AMENDMENT NO.                          [ ]
     POST-EFFECTIVE AMENDMENT NO. 39                      [X]

                        (Check appropriate box or boxes)

                             SUNAMERICA EQUITY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                           Harborside Financial Center
                                  3200 Plaza 5
                              Jersey City, NJ 07311
                (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                                 Joseph P. Kelly
                                Associate Counsel
                      AIG SunAmerica Asset Management Corp.
                           Harborside Financial Center
                                  3200 Plaza 5
                              Jersey City, NJ 07311
                    (Name and Address for Agent for Service)

                                    Copy to:
                              Margery K. Neale, Esq
                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022

     Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

     It is proposed that this filing will become effective (check appropriate box)

          [ ] immediately upon filing pursuant to paragraph (b)
          [X] on January 27, 2005 pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(1)
          [ ] on (date) pursuant to paragraph (a)(1)
          [ ] 75 days after filing pursuant to paragraph (a)(2)
          [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

          [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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This amendment consists of the following:

(1)  Facing Sheet of the Registration Statement.

(2) Text stating purpose of amendment and incorporating by reference from previous filing.

(3)  Signature page.

This amendment is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating a new effective date for a previously filed post-effective amendment pursuant to Rule 485(a), which has not yet become effective. The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) prior to the new proposed date of effectiveness shown on the Facing Sheet. That amendment will be responsive to SEC staff comments and will include any text and exhibits omitted from the original amendment filed pursuant to Rule 485(a).

Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 38 to this Registration Statement (File No. 33-8021) filed on November 24, 2004.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 39 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 21st day of January, 2005.

                                        SUNAMERICA EQUITY FUNDS


                                        By:                  *
                                            ------------------------------------
                                            Vicent Marra
                                            President

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.

Signatures                                Title                       Date
----------                                -----                       ----


            *              Trustee                              January 21, 2005
-------------------------
Peter A. Harbeck


            *              President (Principal Executive       January 21, 2005
-------------------------     Officer)
Vicent Marra


            *              Treasurer (Principal Financial and   January 21, 2005
-------------------------     Accounting Officer)
Donna M. Handel


            *              Trustee                              January 21, 2005
-------------------------
Jeffrey S. Burum


            *              Trustee                              January 21, 2005
-------------------------
Dr. Judith L. Craven


            *              Trustee                              January 21, 2005
-------------------------
william F. Devin


            *              Trustee                              January 21, 2005
-------------------------
Samuel M. Eisenstat


            *              Trustee                              January 21, 2005
-------------------------
Stephen J. Gutman


            *              Trustee                              January 21, 2005
-------------------------
william J. Shea


*By: /s/ Joseph P. Kelly                                        January 21, 2005
    ---------------------
    Joseph P. Kelly
    Attorney-in-Fact

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